INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES	12 Months Ended
Oct. 30, 2011
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES
Note G

INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES

The Company accounts for its majority-owned operations under the consolidation method. Investments in which the Company owns a minority interest, and for which there are no other indicators of control, are accounted for under the equity or cost method. These investments, along with any related receivables from affiliates, are included in the Consolidated Statements of Financial Position as investments in and receivables from affiliates.

Investments in and receivables from affiliates consists of the following:

			October 30,	October 31,
(in thousands)	Segment	% Owned	2011	2010
MegaMex Foods, LLC	Grocery Products	50%	$205,523	$122,447
Purefoods-Hormel Company	All Other	40%	65,140	63,894
San Miguel Purefoods (Vietnam) Co. Ltd.	All Other	49%	17,442	20,501
Other	Various	Various	7,593	7,547
Total			$295,698	$214,389

Equity in earnings of affiliates consists of the following:

(in thousands)	Segment	2011	2010	2009
MegaMex Foods, LLC	Grocery Products	$24,532	$11,996	$ N/A
Purefoods-Hormel Company	All Other	5,182	3,523	1,561
San Miguel Purefoods (Vietnam) Co. Ltd.	All Other	(3,059)	(1,315)	(210)
Other	Various	102	(1,078)	3,442
Total		$26,757	$13,126	$4,793

MegaMex Foods, LLC

On October 26, 2009, the Company completed the formation of MegaMex Foods, LLC (MegaMex), a 50/50 joint venture formed by the Company and Herdez Del Fuerte, S.A. de C.V. to market Mexican foods in the United States. On October 6, 2010, MegaMex acquired 100 percent of the stock of Don Miguel Foods Corp. (Don Miguel). Don Miguel is a leading provider of branded frozen and fresh authentic Mexican appetizers, snacks, and hand held items. On August 22, 2011, MegaMex acquired 100 percent of Fresherized Foods, which produces Wholly Guacamole,® Wholly Salsa,® and Wholly Queso® products.

The Company recognized a basis difference of $21.3 million associated with the formation of MegaMex, which is being amortized through equity in earnings of affiliates.